Employee Benefit Plans - Summary of Option Outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	447,000	457,000	465,500
Options Outstanding, Exercise Price	$ 1.50	$ 1.77	$ 2.08
Options Exercisable, Number Exercisable	447,000	457,000
Exercise Price Range 1.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	447,000
Options Outstanding,Weighted- Average Remaining Contractual Life	5 years 5 months 12 days
Options Outstanding, Exercise Price	$ 1.50
Options Exercisable, Number Exercisable	447,000
Options Exercisable, Exercise Price	$ 1.50